Oct. 21, 2015
Direxion Monthly 25+ Year Treasury Bull 1.2X Fund
Direxion Monthly 25+ Year Treasury Bull 1.2X Fund

DIREXION MONTHLY 30 YEAR TREASURY BULL 1.2X FUND (DXLTX)

DIREXION MONTHLY 30 YEAR TREASURY BEAR 1X FUND (DXSTX)

EACH A SERIES OF THE DIREXION FUNDS

Supplement dated October 21, 2015 to the

Prospectus and Statement of Additional Information (“SAI”)

each dated September 15, 2015

The Board of Trustees of the Direxion Funds (the “Trust”) has approved a change in name and underlying index for the Direxion Monthly 30 Year Treasury Bull 1.2X Fund (the “Bull Fund”) and the Direxion Monthly 30 Year Treasury Bear 1X Fund (the “Bear Fund”) (collectively, the “Funds”), as well as certain changes in the investment objectives and principal investment strategies of the Funds commensurate with these changes.

Effective immediately, the Funds will be renamed as shown in the table below:

Current Fund Name	New Fund Name
Direxion Monthly 30 Year Treasury Bull 1.2X Fund	Direxion Monthly 25+ Year Treasury Bull 1.2X Fund
Direxion Monthly 30 Year Treasury Bear 1X Fund	Direxion Monthly 25+ Year Treasury Bear 1X Fund

In the summary section of the Funds’ Prospectus, on page 3 and page 9 for the Bull Fund and Bear Fund, respectively, the paragraph immediately following Table 1 under “Principal Investment Risks - Effects of Compounding and Market Volatility Risk” is replaced with the following:

The Index had not commenced operations as of the date of this Prospectus and therefore historical index volatility and performance are not yet available. In the future, historical Index volatility and performance will be presented in this section. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the underlying Index such as swaps, may differ from the volatility of the Index.

Effective immediately, the underlying index of the Funds will change as shown in the table below and all references to the current Index in the Funds’ prospectus and SAI will be replaced with the new Index:

Current Index Name	New Index Name
NYSE Current 30 Year U.S. Treasury Index	NYSE 25 Year Plus Treasury Bond Index

Effective immediately, all descriptions of the current Index in the Funds’ Prospectus and SAI will be replaced with the following description of the new Index:

New Index Description

The Index is a multi-security fixed income index that attempts to track U.S. Treasury bonds with a maturity of 25 years or greater.  Bonds eligible for inclusion must: be issued by the U.S. Treasury; have a maturity of 25 years or greater at issuance; be denominated in U.S. Dollars; be an either callable or non-callable issue; and have a fixed, non-zero coupon.  The Index rebalances monthly, after the close of trading on the last business day of each month.  The weighting of the bonds in the Index is reset during the rebalance to represent each issue's market value which is based on the issue's float-adjusted amount outstanding.

* * * * * Please retain this Supplement with the Prospectus and SAI.